Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2009 Orbital Locations [Member]	Dec. 31, 2011 Backlog and other [Member]	Dec. 31, 2011 Customer relationships [Member]	Dec. 31, 2011 Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Non-cash impairment charge						$ 499.1
Weighted-average useful lives,Intangible assets							4 years	13 years	2 years
Amortization expense	$ 68.8	$ 79.1	$ 105.5	$ 130.3	$ 145.7